Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Classes of current inventories [abstract]
Summary of Inventories	Inventories are analysed as follows:

	31/12/25	31/12/24
Leather and other raw materials	13,858	19,700
Goods in process	10,241	9,327
Finished goods	25,435	33,788
Total	49,534	62,815

Summary of Changes in the Provision for Slow Moving and Obsolete Raw Materials and Finished Products

The following tables summarise the changes to the provision for slow moving and obsolete raw materials and finished goods included in inventories for the years ended December 31, 2025 and 2024.

	31/12/25	31/12/24
Balance at beginning of year	13,961	14,986
Additions	907	1,172
Reductions	(1,185)	(2,197)
Balance at end of year	13,683	13,961